Condensed Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues, Net of Allowances
Total Revenues, Net of Allowances	$ 8,465,479	$ 6,682,603	$ 14,201,836	$ 9,216,863
Cost of Goods Sold
Total Cost of Goods Sold	6,415,030	4,759,747	10,234,838	7,501,434
Gross Profit	2,050,449	1,922,856	3,966,998	1,715,429
Operating Expenses
Selling, general and administrative	2,743,820	3,040,391	6,070,868	4,397,797
Litigation expense	1,192,488
Research and development	855,424	1,187,317	1,675,093	1,247,449
Total Operating Expenses	4,791,732	4,227,708	7,745,961	5,645,246
Operating Loss	2,741,283	(2,304,852)	(3,778,963)	(3,929,817)
Other Income (Expense)
Interest expense	(1,387,658)	(1,020,065)	(2,162,494)	(802,514)
Total Other Income (Expense)	(1,387,658)	(1,020,065)	(2,162,494)	(802,514)
Net Loss Before Income Tax	(4,128,941)	(3,324,917)	(5,941,457)	(4,732,331)
Income tax
Net Loss	$ (4,128,941)	$ (3,324,917)	$ (5,941,457)	$ (4,732,331)
Basic and Diluted Net Loss Per Share	$ (1.12)	$ (0.90)	$ (1.61)	$ (1.34)
Weighted Average Number of Shares Outstanding - Basic and Diluted	3,679,500	3,679,500	3,679,500	3,519,070
Metal Goods [Member]
Revenues, Net of Allowances
Total Revenues, Net of Allowances	$ 3,858,840	$ 3,279,683	$ 6,470,877	$ 4,566,194
Cost of Goods Sold
Total Cost of Goods Sold	3,056,697	2,431,467	4,892,078	3,996,739
Soft Goods [Member]
Revenues, Net of Allowances
Total Revenues, Net of Allowances	4,606,639	3,402,920	7,730,959	4,650,669
Cost of Goods Sold
Total Cost of Goods Sold	$ 3,358,333	$ 2,328,280	$ 5,342,760	$ 3,504,695